Summary of Significant Accounting Policies - VIE percentages (Details) - item	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs	0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	65.00%	40.00%	11.00%
Percentage of consolidated net income contributed by VIE	63.00%	32.00%	12.00%
Percentage of consolidated total assets contributed by VIE	39.00%	33.00%